Income Tax (Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit)
Current - U.S. Federal income tax expense (benefit)	$ (208)	$ 139	$ (206)
Deferred - U.S. Federal income tax expense (benefit) excluding NOL carryforward	405	(94)	46
Deferred income tax expense (benefit) - net operating loss carryforward	(148)	(9)	(163)
Total deferred income tax expense (benefit)	257	(103)	(117)
Total income tax expense (benefit)	$ 49	$ 36	$ (323)